2. Concessions and Authorizations (Details) - Concession Agreement/Authorization	12 Months Ended
	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Copel DIS, Contract 046/1999, extended by 5th addendum to the contract
Interest	100.00%
Maturity	07.07.2045
Concessions agreements or authorizations	Copel TEL, Authorization Term 54/2003 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concessions agreements or authorizations	Copel TEL, Authorization Term 305/2012 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concessions agreements or authorizations	Elejor, Contract 125/2001 - HPP Fundão and Santa Clara
Interest	70.00%
Maturity	05.28.2037
Concessions agreements or authorizations	Elejor, Authorization - SHP Fundão I and SHP Santa Clara I - 753/2002 and 757/2002
Interest	70.00%
Maturity	12.18.2032
Concessions agreements or authorizations	Dona Francisca Energética, Contract 188/1998 - HPP Dona Francisca
Interest	23.00%
Maturity	08.27.2033
Concessions agreements or authorizations	Foz do Chopim, Authorization 114/2000 - SHP Arturo Andreoli
Interest	36.00%
Maturity	04.23.2030
Concessions agreements or authorizations	UEG Araucária, Authorization 351/1999 - TPP Araucária (60% Copel GET)
Interest	20.00%
Maturity	12.22.2029
Concessions agreements or authorizations	Compagás (2.1.1), Concession gas distribution contract
Interest	51.00%
Maturity	01.20.2019
Concessions agreements or authorizations	Dois Saltos, Authorization 5,204/2015	[1]
Interest	30.00%
Maturity	04.22.2045
Concessions agreements or authorizations	Paraná Gás (1.1.2 - a), PART-T-300_R12 4861-.0000.99/2014-00 - ANP
Interest	30.00%
Maturity	05.15.2045
Concessions agreements or authorizations	Usina de Energia Eólica São João S.A., MME Ordinance 173 /2012 - WPP São João	[2]
Interest	49.00%
Maturity	03.25.2047
Concessions agreements or authorizations	Usina de Energia Eólica Carnaúba S.A., MME Ordinance 204 /2012 - WPP Carnaúbas	[2]
Interest	49.00%
Maturity	04.08.2047
Concessions agreements or authorizations	Usina de Energia Eólica Reduto S.A., MME Ordinance 230 /2012 - WPP Reduto	[2]
Interest	49.00%
Maturity	04.15.2047
Concessions agreements or authorizations	Usina de Energia Eólica Santo Cristo S.A., MME Ordinance 233/2012 - WPP Santo Cristo	[2]
Interest	49.00%
Maturity	04.17.2047
Concessions agreements or authorizations	Generation Concession 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá)
Interest	51.00%
Maturity	07.02.2042
Concessions agreements or authorizations	Generation concession 001/2011 - HPP Colíder	[1]
Interest	100.00%
Maturity	01.16.2046
Concessions agreements or authorizations	Ordinance 133/2011 - SHP Cavernoso II
Interest	100.00%
Maturity	02.27.2046
Concessions agreements or authorizations	Generation Concession 002/2012 - HPP Baixo Iguaçu	[1]
Interest	30.00%
Maturity	09.13.2049
Concessions agreements or authorizations	HPP Apucaraninha
Interest	100.00%
Maturity	10.12.2025
Concessions agreements or authorizations	HPP Chaminé
Interest	100.00%
Maturity	08.16.2026
Concessions agreements or authorizations	HPP Derivação do Rio Jordão
Interest	100.00%
Maturity	11.15.2029
Concessions agreements or authorizations	HPP Cavernoso
Interest	100.00%
Maturity	01.07.2031
Concessions agreements or authorizations	TPP Figueira
Interest	100.00%
Maturity	03.26.2019
Concessions agreements or authorizations	HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia)
Interest	100.00%
Maturity	09.17.2023
Concessions agreements or authorizations	HPP São Jorge
Interest	100.00%
Maturity	12.03.2024
Concessions agreements or authorizations	HPP Guaricana
Interest	100.00%
Maturity	08.16.2026
Concessions agreements or authorizations	HPP Gov. Ney Aminthas de Barros Braga (Segredo)
Interest	100.00%
Maturity	11.15.2029
Concessions agreements or authorizations	HPP Gov. José Richa (Salto Caxias)
Interest	100.00%
Maturity	05.04.2030
Concessions agreements or authorizations	Authorization 278/1999 - WPP Palmas
Interest	100.00%
Maturity	09.28.2029
Concessions agreements or authorizations	HGP Salto do Vau (only register with ANEEL)
Interest	100.00%
Maturity	-
Concessions agreements or authorizations	Generation concession 002/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS)
Interest	100.00%
Maturity	01.05.2046
Concessions agreements or authorizations	In progress for homologation from ANEEL - HPP Marumbi
Interest	100.00%
Maturity	-
Concessions agreements or authorizations	Authorization Aneel 5,373/2015 - HGP Chopim I (only register with ANEEL)
Interest	100.00%
Maturity	-
Concessions agreements or authorizations	UEG Araucária, Authorization 351/1999 - TPP Araucária (20% - Copel)
Interest	60.00%
Maturity	12.22.2029
Concessions agreements or authorizations	Nova Asa Branca I, MME Ordinance 267/2011 - WPP Asa Branca I
Interest	100.00%
Maturity	04.24.2046
Concessions agreements or authorizations	Nova Asa Branca II, MME Ordinance 333/2011 - WPP Asa Branca II
Interest	100.00%
Maturity	05.30.2046
Concessions agreements or authorizations	Nova Asa Branca III, MME Ordinance 334/2011 - WPP Asa Branca III
Interest	100.00%
Maturity	05.30.2046
Concessions agreements or authorizations	Nova Eurus IV, MME Ordinance 273/2011 -WPP Eurus IV
Interest	100.00%
Maturity	04.26.2046
Concessions agreements or authorizations	Santa Maria, MME Ordinance 274/2012 - WPP SM
Interest	100.00%
Maturity	05.07.2047
Concessions agreements or authorizations	Santa Helena, MME Ordinance 207/2012 - WPP Santa Helena
Interest	100.00%
Maturity	04.08.2047
Concessions agreements or authorizations	Ventos de Santo Uriel, MME Ordinance 201/2012 - WPP Santo Uriel
Interest	100.00%
Maturity	04.08.2047
Concessions agreements or authorizations	GE Boa Vista, MME Ordinance 276 /2011 - WPP Dreen Boa Vista
Interest	100.00%
Maturity	04.27.2046
Concessions agreements or authorizations	GE Farol, MME Ordinance 263 /2011 - WPP Farol
Interest	100.00%
Maturity	04.19.2046
Concessions agreements or authorizations	GE Olho D’Água, MME Ordinance 343 /2011 - WPP Dreen Olho D'Água
Interest	100.00%
Maturity	05.31.2046
Concessions agreements or authorizations	GE São Bento do Norte, MME Ordinance 310 /2011 - WPP Dreen São Bento do Norte
Interest	100.00%
Maturity	05.18.2046
Concessions agreements or authorizations	Esperança do Nordeste, MME Ordinance 183/2015 - WPP Esperança do Nordeste	[1]
Interest	100.00%
Maturity	05.10.2050
Concessions agreements or authorizations	Paraíso dos Ventos do Nordeste, MME Ordinance 182/2015 - WPP Paraíso dos Ventos do Nordeste	[1]
Interest	100.00%
Maturity	05.10.2050
Concessions agreements or authorizations	Usina de Energia Eólica Jangada, Resolution 3,257/2011 - WPP GE Jangada	[1]
Interest	100.00%
Maturity	01.04.2042
Concessions agreements or authorizations	Maria Helena, Resolution 3,259/2011 - WPP GE Maria Helena	[1]
Interest	100.00%
Maturity	01.04.2042
Concessions agreements or authorizations	Usina de Energia Eólica Potiguar, MME Ordinance 179/2015 - WPP Potiguar	[1]
Interest	100.00%
Maturity	05.10.2050
Concessions agreements or authorizations	Usina de Energia Eólica Guajiru, Resolution 3,256/2011 - WPP Dreen Guajiru	[1]
Interest	100.00%
Maturity	01.04.2042
Concessions agreements or authorizations	Usina de Energia Eólica Cutia, Resolution 3,258/2011 - WPP Dreen Cutia	[1]
Interest	100.00%
Maturity	01.04.2042
Concessions agreements or authorizations	São Bento do Norte I, Ordinance 349/2015 - WPP São Bento do Norte I	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	São Bento do Norte II, Ordinance 348/2015 - WPP São Bento do Norte II	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	São Bento do Norte III, Ordinance 347/2015 - WPP São Bento do Norte III	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	São Miguel I, Ordinance 352/2015 - WPP São Miguel I	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	São MigueI lI, Ordinance 351/2015 - WPP São Miguel II	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	São Miguel III, Ordinance 350/2015 - WPP São Miguel III	[1]
Interest	100.00%
Maturity	08.03.2050
Concessions agreements or authorizations	Contract 060/2001 (extended by 3rd addendum to the contract) - Transmission facilities – several joint ventures
Interest	100.00%
Maturity	12.31.2042
Concessions agreements or authorizations	Contract 075/2001 - Transmission line Bateias - Jaguariaíva
Interest	100.00%
Maturity	08.16.2031
Concessions agreements or authorizations	Contract 006/2008 - Transmission line Bateias - Pilarzinho
Interest	100.00%
Maturity	03.16.2038
Concessions agreements or authorizations	Contract 027/2009 - Transmission line Foz do Iguaçu - Cascavel Oeste
Interest	100.00%
Maturity	11.18.2039
Concessions agreements or authorizations	Contract 010/2010 - Transmission line Araraquara 2 - Taubaté	[1]
Interest	100.00%
Maturity	10.05.2040
Concessions agreements or authorizations	Contract 015/2010 - Substation Cerquilho III
Interest	100.00%
Maturity	10.05.2040
Concessions agreements or authorizations	Contract 022/2012 - Transmission line - Foz do Chopim - Salto Osório C2; Transmission line 230 kV Londrina - Figueira
Interest	100.00%
Maturity	08.26.2042
Concessions agreements or authorizations	Contract 002/2013 - Transmission line - Assis - Paraguaçu Paulista II; Substation 230/88 kV Paraguaçu Paulista II
Interest	100.00%
Maturity	02.24.2043
Concessions agreements or authorizations	Contract 005/2014 - Transmission line - Bateias - Curitiba Norte; Substation 230/138 kV Curitiba Norte
Interest	100.00%
Maturity	01.28.2044
Concessions agreements or authorizations	Contract 021/2014 - Transmission line Foz do Chopim - Realeza; Substation Realeza 230/138 kV - Pátio novo 230 kV
Interest	100.00%
Maturity	09.04.2044
Concessions agreements or authorizations	Contract 022/2014 - Transmission line Assis - Londrina
Interest	100.00%
Maturity	09.04.2044
Concessions agreements or authorizations	Contract 006/2016 - Transmission line 525kV Curitiba Leste - Blumenau C1
Interest	100.00%
Maturity	04.06.2046
Concessions agreements or authorizations	Contract 006/2016 - Transmission line 230 kV Uberaba - Curitiba Centro C1 e C2 (Underground)	[1]
Concessions agreements or authorizations	Contract 006/2016 - Substation 230/138 kV Curitiba Centro (SF6) - 230/138 kV - 2 x ATF 150 MVA	[1]
Concessions agreements or authorizations	Contract 006/2016 - Substation 230/138 kV Medianeira (Pátio novo 230 kV) - 2 x 150 MVA	[1]
Concessions agreements or authorizations	Contract 006/2016 - Transmission line 230 kV Baixo Iguaçu - Realeza	[1]
Concessions agreements or authorizations	Contract 006/2016 - Substation 230/138 kV Andirá Leste - 2 x ATR 150 MVA	[1]
Concessions agreements or authorizations	Costa Oeste Transmissora, Contract 001/2012 - Transmission line Cascavel Oeste - Umuarama; Substation Umuarama 230/20138 kV
Interest	51.00%
Maturity	01.11.2042
Concessions agreements or authorizations	Transmissora Sul Brasileira, Contract 004/2012 - Transmission line Nova Santa Rita - Camaquã 3; Transmission line 230 kV Camaquã 3 - Quinta; Transmission line 525 kV Salto Santiago - Itá; Transmission line 525 kV Itá - Nova Santa Rita; Substation Camaquã 3 230/69/2013,8 kV
Interest	20.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Caiuá Transmissora, Contract 007/2012 - Transmission line Umuarama - Guaíra; Transmission line 230 kV Cascavel Oeste - Cascavel Norte; Substation Santa Quitéria 230/69-13,8 kV; Substation Cascavel Norte 230/20138-13,8 kV
Interest	49.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Marumbi Transmissora, Contract 008/2012 - Transmission line Curitiba - Curitiba Leste; Substation Curitiba Leste 525/230 kV
Interest	80.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Integração Maranhense, Contract 011/2012 - Transmission line Açailândia - Miranda II
Interest	49.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Matrinchã Transmissora, Contract 012/2012 - Transmission line Paranaíta - Ribeirãozinho; Transmission line 500 kV Paranaíta - Cláudia; Substation Cláudia 500 kV; Transmission line 500 kV Cláudia - Paranatinga; Substation Paranatinga 500 kV; Transmission line 500 kV Paranatinga - Ribeirãozinho
Interest	49.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Guaraciaba Transmissora, Contract 013/2012 - Transmission line Ribeirãozinho - Marimbondo II; Transmission line 500 kV Ribeirãozinho - Rio Verde Norte; Transmission line 500 Rio Verde Norte - Marimbondo II; Sectioning of Transmission lines 500 kV Marimbondo - Araraquara, at Substation Marimbondo II; Substation Marimbondo II 500 kV
Interest	49.00%
Maturity	05.09.2042
Concessions agreements or authorizations	Paranaíba Transmissora, Contract 007/2013 - Transmission line - T 500 kV Barreiras II - Rio das Éguas; Transmission line 500 kV Rio das Éguas - Luziânia; Transmission line 500 kV Luziânia - Pirapora 2
Interest	24.50%
Maturity	05.01.2043
Concessions agreements or authorizations	Mata de Santa Genebra, Contract 001/2014 - Transmission line - Itatiba - Bateias; Transmission line 500 kV Itatiba - Bateias; Transmission line 500 kV Araraquara 2 - Itatiba; Transmission line 500 kV Araraquara 2 - Fernão Dias; Substation Santa Bárbara D'Oeste 440 kV; Substation Itatiba 500 kV; Substation 500/440 kV Fernão Dias	[1]
Interest	50.10%
Maturity	05.13.2044
Concessions agreements or authorizations	Cantareira Transmissora, Contract 019/2014 - Transmission line - Estreito - Fernão Dias	[1]
Interest	49.00%
Maturity	09.04.2044

[1]	Building under construction.
[2]	Subsidiaries of Voltalia Sao Miguel do Gostoso I Participacoes S.A.